14. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT (Details 1) (USD $)	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
2014	$ 105,611	$ 13,928
2015	65,292	3,332
2016	38,008	683
2017
2018
Total		17,943
Beyond		(13,928)
Total	$ 208,911	$ 4,015